Financial and capital risk management - Brent Crude Oil and Gasoil purchase cash flows protection program (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) oz $ / T $ / R$ $ / oz T bbl	Dec. 31, 2019 USD ($) T bbl	Dec. 31, 2018 USD ($)
Derivative financial instruments.
Financial settlement inflows (outflows)	$ (34)	$ (324)	$ (67)
Call options - Nickel Revenue Hedging - Bought
Derivative financial instruments.
Notional amount (ton) | T	58,620	75,984
Average strike per ton | $ / T	17,664
Fair value of assets	$ (46)	$ (12)
Value at risk	10
Call options - Nickel Revenue Hedging - Bought | 2021
Derivative financial instruments.
Fair value of liabilities	$ (46)
Put options - Nickel Revenue Hedging - Bought
Derivative financial instruments.
Notional amount (ton) | T	58,620	75,984
Average strike per ton | $ / T	15,000
Fair value of assets	$ 28	$ 162
Financial settlement inflows (outflows)	292
Value at risk	6
Put options - Nickel Revenue Hedging - Bought | 2021
Derivative financial instruments.
Fair value of liabilities	28
Cash flow hedge (Nickel and Palladium)
Derivative financial instruments.
Fair value of assets	(18)	$ 150
Financial settlement inflows (outflows)	292
Value at risk	16
Cash flow hedge (Nickel and Palladium) | 2021
Derivative financial instruments.
Fair value of liabilities	$ (18)
Forwards contract - Bunker Oil - bought
Derivative financial instruments.
Notional amount (bbl) | bbl	(1,625)	1,050
Average strike per ton | $ / R$	11,893
Fair value of liabilities	$ 4
Financial settlement inflows (outflows)	(2)
Value at risk	1
Forwards contract - Bunker Oil - bought | 2021+
Derivative financial instruments.
Fair value of liabilities	$ 4
Call options - Bunker Oil -bought
Derivative financial instruments.
Notional amount (bbl) | bbl	(13,746,945)	7,048,500
Average strike per ton | $ / R$	55
Fair value of liabilities	$ 92	$ 11
Value at risk	11
Call options - Bunker Oil -bought | 2021+
Derivative financial instruments.
Fair value of liabilities	$ 92
Put options - Bunker Oil - sold
Derivative financial instruments.
Notional amount (bbl) | bbl	(13,746,945)	7,048,500
Average strike per ton | $ / R$	28
Fair value of liabilities	$ (12)	$ (3)
Financial settlement inflows (outflows)	(68)
Value at risk	1
Put options - Bunker Oil - sold | 2021+
Derivative financial instruments.
Fair value of liabilities	(12)
Brent crude oil purchase cash flows protection program
Derivative financial instruments.
Fair value of assets	(1)
Brent crude oil purchase cash flows protection program | 2021
Derivative financial instruments.
Fair value of liabilities	(1)
Palladium Forwards
Derivative financial instruments.
Financial settlement inflows (outflows)	$ 3
Call options - Brent Crude Oil -bought
Derivative financial instruments.
Notional amount (t oz) | oz	7,200
Average strike per barrel | $ / oz	2,347
Fair value of assets	$ (1)
Call options - Brent Crude Oil -bought | 2021
Derivative financial instruments.
Fair value of liabilities	$ (1)
Put options - Brent Crude Oil - sold
Derivative financial instruments.
Notional amount (t oz) | oz	7,200
Average strike per barrel | $ / oz	2,050
Call options - Gasoil -bought
Derivative financial instruments.
Notional amount (bbl) | bbl		7,710,750
Fair value of liabilities		$ 7
Put options - Gasoil -sold
Derivative financial instruments.
Notional amount (bbl) | bbl		7,710,750
Fair value of liabilities		$ (3)
Financial settlement inflows (outflows)	$ (137)
Call options- WPM - Bought
Derivative financial instruments.
Fair value of liabilities		26
Financial settlement inflows (outflows)	25
Call Option -SPE - Brought [Member]
Derivative financial instruments.
Fair value of liabilities	18	$ 24
Value at risk	2
Call Option -SPE - Brought [Member] | 2021+
Derivative financial instruments.
Fair value of liabilities	18
EUR fixed rate vs. US$ fixed rate swap
Derivative financial instruments.
Fair value of liabilities	(7)
Value at risk	1
EUR fixed rate vs. US$ fixed rate swap | 2021
Derivative financial instruments.
Fair value of liabilities	$ (1)